UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Craig A. Drill
          d/b/a/ Craig Drill Capital Corporation and Craig Drill Capital, LLC

Address:  724 Fifth Avenue
          9th Floor
          New York, NY 10019

13F File Number: 028-10742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Craig A. Drill
Title:    Investment Manager / Managing Member
Phone:    (212) 508-5757


Signature, Place and Date of Signing:

/s/ Craig A. Drill              New York, New York            May 12, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  None

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total:  $17,385(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



                                                                               FORM 13F INFORMATION TABLE
                                                                                     Craig A. Drill
                                                                                     March 31, 2009



COLUMN 1                          COLUMN  2      COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8

                                                             VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
APEX BIOVENTURES ACQ CORP     *W EXP 06/07/201   03753Q113        0    228,300  SH          SOLE       NONE     228,300
BRINKS CO                     COM                109696104      736     27,800  SH          SOLE       NONE      27,800
CANDELA CORP                  COM                136907102        9     22,400  SH          SOLE       NONE      22,400
CEPHEID                       COM                15670R107    5,520    800,000  SH          SOLE       NONE     800,000
CURRENCYSHARES CDN DLR TR     CDN DOLLAR SHS     23129X105      738      9,300  SH          SOLE       NONE       9,300
CUTERA INC                    COM                232109108      181     28,300  SH          SOLE       NONE      28,300
DISCOVER FINL SVCS            COM                254709108    1,071    169,800  SH          SOLE       NONE     169,800
EAGLE MATERIALS INC           COM                26969P108      256     10,551  SH          SOLE       NONE      10,551
FCSTONE GROUP INC             COM                31308T100    1,260    552,700  SH          SOLE       NONE     552,700
INTEVAC INC                   COM                461148108      117     22,400  SH          SOLE       NONE      22,400
IPG PHOTONICS CORP            COM                44980X109      355     42,200  SH          SOLE       NONE      42,200
ISHARES INC                   MSCI BRAZIL        464286400    1,372     36,400  SH          SOLE       NONE      36,400
KOPIN CORP                    COM                500600101       87     37,500  SH          SOLE       NONE      37,500
MIRANT CORP NEW               COM                60467R100    3,625    318,000  SH          SOLE       NONE     318,000
NUSTAR GP HOLDINGS LLC        UNIT RESTG LLC     67059L102      480     23,300  SH          SOLE       NONE      23,300
PALOMAR MED TECHNOLOGIES INC  COM NEW            697529303      887    122,200  SH          SOLE       NONE     122,200
PROVIDENCE SVC CORP           COM                743815102      103     15,000  SH          SOLE       NONE      15,000
SOURCEFIRE INC                COM                83616T108      166     22,800  SH          SOLE       NONE      22,800
SYMS CORP                     COM                871551107       68     11,100  SH          SOLE       NONE      11,100
THERAVANCE INC                COM                88338T104      299     17,600  SH          SOLE       NONE      17,600
TOMOTHERAPY INC               COM                890088107       55     20,800  SH          SOLE       NONE      20,800




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